Prepayment (Details) - CNY (¥)	Jun. 30, 2022	Jun. 30, 2021
Prepayments
Prepayment for construction of a new headquarters building	¥ 200,861,000
Prepayment for purchase of apartments		¥ 133,458,000
Others	821,000	5,023,000
Total	¥ 201,682,000	¥ 138,481,000